Debt	12 Months Ended
Dec. 29, 2012
Debt
10.	Debt

As of the end of 2012 and 2011, debt obligations consisted of the following:

In thousands	2012	2011
Senior secured term loan facilities, net of original issue discount of $15.5 million:
Term Loan B, variable rate, 5.25% at December 29, 2012 and December 31, 2011 with quarterly interest payments, principal due and payable at maturity—December 2016	$1,136,905	$1,155,212
Senior notes, 10.00% fixed rate, with semi-annual interest payments of $36.8 million in April and October, principal due and payable at maturity—October 2017	736,670	750,000

	1,873,575	1,905,212
Equipment financing arrangements	6,093	6,055
Capital lease obligations	4,783	6,338

Total debt	$1,884,451	$1,917,605

Maturities of debt obligations, excluding original issue discount of $15.5 million, as of the end of 2012 are as follows:

In thousands
Visant:
2013	$15,236
2014	4,361
2015	1,317
2016	1,142,297
2017	736,742
Thereafter	—

Total debt	$1,899,953

Senior Secured Credit Facilities

In connection with the refinancing consummated by Visant on September 22, 2010 (the “Refinancing”), Visant entered into senior secured credit facilities, among Visant, as borrower, Jostens Canada, as Canadian borrower, Visant Secondary Holdings Corp. (“Visant Secondary”), as guarantor, the lenders from time to time parties thereto, Credit Suisse AG, Cayman Islands Branch, as administrative agent, and Credit Suisse AG, Toronto Branch, as Canadian administrative agent, for the Term Loan Credit Facility and a revolving credit facility expiring in 2015 consisting of a $165.0 million U.S. revolving credit facility available to Visant and its subsidiaries and a $10.0 million Canadian revolving credit facility available to Jostens Canada (the “Revolving Credit Facility” and together with the Term Loan Credit Facility, the “Credit Facilities”). The borrowing capacity under the Revolving Credit Facility can also be used for the issuance of up to $35.0 million of letters of credit (inclusive of a Canadian letter of credit facility). On March 1, 2011, Visant announced the completion of the repricing of the Term Loan Credit Facility (the “Repricing”). The amended Term Loan Credit Facility provides for an interest rate for each term loan based upon LIBOR or an alternative base rate (“ABR”) plus a spread of 4.00% or 3.00%, respectively, with a 1.25% LIBOR floor. In connection with the amendment, Visant was required to pay a prepayment premium of 1% of the outstanding principal amount of the Term Loan Credit Facility along with certain other fees and expenses. The Credit Facilities allow Visant, subject to certain conditions, to incur additional term loans under the Term Loan Credit Facility in either case in an aggregate principal amount of up to $300.0 million, which additional term loans will have the same security and guarantees as the Term Loan Credit Facility. Amounts borrowed under the Term Loan Credit Facility that are repaid or prepaid may not be reborrowed. On December 14, 2012 and December 22, 2011, Visant made voluntary pre-payments of $22.0 million and $60.0 million, respectively, on the outstanding Term Loan Credit Facility.

Visant’s obligations under the Credit Facilities are unconditionally and irrevocably guaranteed jointly and severally by Visant Secondary and all of Visant’s material current and future wholly-owned domestic subsidiaries (the “U.S. Subsidiary Guarantors”). The obligations of Jostens Canada under the Credit Facilities are unconditionally and irrevocably guaranteed jointly and severally by Visant Secondary, Visant, the U.S. Subsidiary Guarantors and by any future Canadian subsidiaries of Visant. Visant’s obligations under the Credit Facilities and the guarantees are secured by substantially all of Visant’s assets and substantially all of the assets of Visant Secondary and the U.S. Subsidiary Guarantors. The obligations of Jostens Canada under the Credit Facilities and the guarantees are also secured by substantially all of the tangible and intangible assets of Jostens Canada and any future Canadian subsidiaries of Visant.

The Credit Facilities require that Visant not exceed a maximum total leverage ratio, that it meet a minimum interest coverage ratio and that it abide by a maximum capital expenditure limitation. In addition, the Credit Facilities contain certain restrictive covenants which, among other things, limit Visant’s and its subsidiaries’ ability to incur additional indebtedness and liens, pay dividends, prepay subordinated and senior unsecured debt, make investments, merge or consolidate, change the business, amend the terms of its subordinated and senior unsecured debt, engage in certain dispositions of assets, enter into sale and leaseback transactions, engage in certain transactions with affiliates and engage in certain other activities customarily restricted in such agreements. It also contains certain customary events of default, subject to applicable grace periods, as appropriate.

As of December 29, 2012, the annual interest rate under the Revolving Credit Facility was LIBOR plus 5.25% or an ABR plus 4.25% (or, in the case of Canadian dollar denominated loans, the bankers’ acceptance discount rate plus 5.25% or the Canadian prime rate plus 4.25% (subject to a floor of the one-month Canadian Dealer Offered Rate plus 1.0%)), in each case, with step-downs based on the total leverage ratio. To the extent that the interest rates on the borrowings under the Revolving Credit Facility are determined by reference to LIBOR, the LIBOR component of such interest rates is subject to a LIBOR floor of 1.75%.

As of December 29, 2012, there was $11.5 million outstanding in the form of letters of credit, leaving $163.5 million available for borrowing under the Revolving Credit Facility. Visant is obligated to pay commitment fees of 0.75% on the unused portion of the Revolving Credit Facility, with a step-down to 0.50% if the total leverage ratio is below 5.00 to 1.00.

The annualized weighted average interest rates on short term borrowings under the Company’s respective revolving credit facilities were 7.5% for each of the fiscal years ended December 29, 2012 and December 31, 2011, respectively, and 6.9% for the fiscal year ended January 2, 2010.

Senior Notes

In connection with the issuance of the Senior Notes as part of the Refinancing, Visant and the U.S. Subsidiary Guarantors entered into an Indenture among Visant, the U.S. Subsidiary Guarantors and U.S. Bank National Association, as trustee (the “Indenture”). The Senior Notes are guaranteed on a senior unsecured basis by the U.S. Subsidiary Guarantors. Interest on the notes accrues at the rate of 10.00% per annum and is payable semi-annually in arrears on April 1 and October 1, to holders of record on the immediately preceding March 15 and September 15.

The Senior Notes are senior unsecured obligations of Visant and the U.S. Subsidiary Guarantors and rank (i) equally in right of payment with any existing and future senior unsecured indebtedness of Visant and the U.S. Subsidiary Guarantors; (ii) senior to all of Visant’s and the U.S. Subsidiary Guarantors’ existing, and any of Visant’s and the U.S. Subsidiary Guarantors’ future, subordinated indebtedness; (iii) effectively junior to all of Visant’s existing and future secured obligations and the existing and future secured obligations of the U.S. Subsidiary Guarantors, including indebtedness under the Credit Facilities, to the extent of the value of the assets securing such obligations; and (iv) structurally subordinated to all liabilities of Visant’s existing and future subsidiaries that do not guarantee the Senior Notes. The Senior Notes are redeemable, in whole or in part, under certain circumstances. Upon the occurrence of certain change of control events, the holders have the right to require Visant to offer to purchase the Senior Notes at 101% of their principal amount, plus accrued and unpaid interest and additional interest, if any.

The Indenture contains restrictive covenants that limit, among other things, the ability of Visant and its restricted subsidiaries to (i) incur additional indebtedness or issue certain preferred stock, (ii) pay dividends on or make other distributions or repurchase capital stock or make other restricted payments, (iii) make investments, (iv) limit dividends or other payments by restricted subsidiaries to Visant or other restricted subsidiaries, (v) create liens on pari passu or subordinated indebtedness without securing the notes, (vi) sell certain assets or merge with or into other companies or otherwise dispose of all or substantially all of Visant’s assets, (vii) enter into certain transactions with affiliates and (viii) designate Visant’s subsidiaries as unrestricted subsidiaries. The Indenture also contains customary events of default, including the failure to make timely payments on the Senior Notes or other material indebtedness, the failure to satisfy certain covenants and specified events of bankruptcy and insolvency.

In December 2012, Visant repurchased for retirement in privately negotiated transactions $13.3 million in aggregate principal amount of Senior Notes.